Sale and Leaseback (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 24, 2016	Dec. 31, 2017	Dec. 31, 2016
Sale and Leaseback
Cash proceeds from sale	$ 217,000
Duration of bareboat hire holiday period which expired on September 21, 2016 (in days)	210 days
Movements in finance lease liabilities
Beginning of year		$ 220,401
Addition			$ 217,000
Finance lease charge (Note 18)		10,875	9,367
Payments		(17,848)	(5,966)
End of year		213,428	220,401
Finance lease liability, current portion		6,302	5,946
Finance lease liability, non-current portion		207,126	214,455
Total		$ 213,428	$ 220,401
Minimum
Sale and Leaseback
Sale leaseback, repurchase period	10 years
Maximum
Sale and Leaseback
Leaseback bareboat charter period in years	20 years
Sale leaseback, repurchase period	17 years